Segment Information - Geographical Area	6 Months Ended
Jun. 30, 2018
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Segment Information - Geographical Area

4 SEGMENT INFORMATION - GEOGRAPHICAL AREA

First Half	Asia / AMET / RUB	The Americas	Europe	Total
Turnover (€ million)
2017	12,085	9,077	6,563	27,725
2018	11,735	8,083	6,534	26,352
Change (%)	(2.9)	(11.0)	(0.5)	(5.0)
Impact of:
Exchange rates (%)*	(10.3)	(12.8)	(0.8)	(8.9)
Acquisitions (%)	2.0	3.5	0.4	2.1
Disposals (%)	–	(0.5)	(0.3)	(0.2)
Underlying sales growth (%)	6.1	(0.8)	0.2	2.5

Price (%)*	0.9	(0.3)	(0.5)	0.2
Volume (%)	5.1	(0.5)	0.7	2.2

Operating profit (€ million)
2017	2,070	1,704	1,073	4,847
2018	2,248	1,156	1,070	4,474
Underlying operating profit (€ million)
2017	2,211	1,538	1,177	4,926
2018	2,317	1,333	1,262	4,912
Operating margin (%)
2017	17.1	18.8	16.3	17.5
2018	19.2	14.3	16.4	17.0
Underlying operating margin (%)
2017	18.3	16.9	17.9	17.8
2018	19.7	16.5	19.3	18.6

*	2018 underlying price growth in Venezuela has been excluded from the Price rows in the tables above, and an equal and opposite adjustment made in the Exchange rate rows.

The adjustment made at Total Group level in these tables in respect of 2018 price growth in Venezuela was 1.3% for the first half. Prior to this adjustment being made, first half price growth at Total Group level would have been 1.5% and exchange rate impact would have been (10.1)%. The corresponding adjustments for the Americas was 4.2% for the first half. There is no adjustment in the other geographical areas.